Document and Entity Information	Apr. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	RIVER FINANCIAL CORPORATION
Entity Central Index Key	0001641601
Entity Emerging Growth Company	false
Entity File Number	333-205986
Entity Incorporation, State or Country Code	AL
Entity Tax Identification Number	46-1422125
Entity Address, Address Line One	2611 Legends Drive
Entity Address, City or Town	Prattville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	36066
City Area Code	334
Local Phone Number	290-1012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	None
Trading Symbol(s)	None